Financial assets - Current	6 Months Ended
Jun. 30, 2026
Financial assets - current [Abstract]
Financial assets - Current	Financial assets - Current

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Term accounts	1,600	949
Total current financial assets	1,600	949
On June 30, 2026, the Company held no current financial assets denominated in foreign currencies. As of the year ended December 31, 2025 the Company held $59 million (€50 million) current financial assets denominated in EUR which could generate a foreign currency exchange gain or loss in the financial results in accordance with the fluctuations of the USD/EUR exchange rate as the Company’s functional currency is USD.